Summary of Significant Accounting Policies - Schedule of Potentially Dilutive Securities Not Included in Calculation of Diluted Net Loss per Share (Detail) - shares	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Options to purchase common stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities not included in the calculation of diluted net loss per share (in shares)	7,454,266	6,071,707	6,083,482	4,841,274	3,716,520
Warrants to purchase common stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities not included in the calculation of diluted net loss per share (in shares)	240,620	240,620	240,620	240,620	250,646